Corporate Social Responsibility (CSR) expenditure	12 Months Ended
Mar. 31, 2022
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of service concession arrangements [text block]

36.	Corporate Social Responsibility (CSR) expenditure

Section 135 of the Companies Act, 2013, requires Company to spend towards Corporate Social Responsibility (CSR).
The Company is expected to spend ₹
28,620
towards CSR in compliance of this requirement. A sum of ₹
28,620
has been spent during the current year towards CSR activities as per details given below.

		Amount (₹)
Organization	March 31, 202 2	March 31, 2021
VIRRD Trust, Dwarakha Tirumala	10,000	19,000
Voluntary Health Services Hospital, Taramani	2,000	1400
Raju Vegesna Foundation, Visakapatanam	13,220	-
Shree Anand Charitable Trust, Mumbai	2,500	-
Sri Hanuman Mani Education & Culture Trust	500	-
Dr Ambedkar Yuvajana Sangham Trust	400	-
Total	28,620	20,400